Schedule of Lease-related Balances (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease expense	$ 578	$ 746	$ 1,156	$ 1,492	$ 2,830	$ 3,002
Financing lease expense	40	43	80	92	175	80
Short-term lease expense	45	40	86	108	195	314
Total lease expense	663	829	1,322	1,692	3,200	3,396
Cash paid for leases	$ 595	$ 752	$ 1,190	$ 1,498	$ 2,850	$ 2,827
Weighted - average remaining lease term - operating leases (years)					7 years 1 month 6 days	7 years 9 months 18 days
Weighted - average discount rate - operating leases	9.00%	8.90%	9.00%	8.90%	9.00%	8.80%
Weighted - average remaining lease term - operating leases (years)	6 years 9 months 18 days	7 years 6 months	6 years 9 months 18 days	7 years 6 months